Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	47 Months Ended	60 Months Ended	101 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Sep. 23, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Mar. 30, 2016	Aug. 31, 2015	Aug. 31, 2014
C000221529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class 1/JAAFX)
Account Value	$ 15,496.99283	$ 15,496.99283	$ 15,496.99283	$ 15,496.99283	$ 15,496.99283	$ 12,765.867376	$ 11,530.202445	$ 13,641.5752	$ 10,000
Average Annual Return, Percent	21.39%	11.76%
C000228345 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)
Account Value	$ 14,544.641211	$ 14,544.641211	14,544.641211	14,544.641211	14,544.641211	12,028.712763	10,903.81472	12,959.49644	9,500
Average Annual Return, Percent	14.87%	9.97%
C000228345 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge
Average Annual Return, Percent	20.92%	11.42%
C000221527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class R4/JAAJX)
Account Value	$ 15,393.440538	$ 15,393.440538	15,393.440538	15,393.440538	15,393.440538	12,703.068046	11,494.312053	13,628.4827	10,000
Average Annual Return, Percent	21.18%	11.57%
C000221528 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2065 Lifetime Blend Portfolio (Class R6/JAAKX)
Account Value	$ 1,550,918.493466	$ 1,550,918.493466	1,550,918.493466	1,550,918.493466	1,550,918.493466	1,276,940.690996	1,152,631.244013	1,364,370.8	1,000,000
Average Annual Return, Percent	21.46%	11.78%
C000132735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class 1/JRLDX)
Account Value	$ 15,767.281484	$ 15,767.281484	$ 15,767.281484	15,767.281484	$ 15,767.281484	14,082.100839	13,485.291981	15,047.519429		$ 13,491.526802	$ 12,487.852266	$ 11,775.035869	$ 11,303.579506	$ 10,580.419473		$ 9,764.0945	$ 10,000
Average Annual Return, Percent	11.97%		4.77%		4.66%
C000228330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)
Account Value	$ 14,812.111674	14,812.111674	$ 14,812.111674	14,812.111674	$ 14,812.111674	13,275.790589	12,762.731096	14,295.143457		12,816.950462	11,863.459652	11,186.284075	10,738.40053	10,051.398499		9,275.889775	9,500
Average Annual Return, Percent	6.02%		3.48%		4.01%
C000228330 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge
Average Annual Return, Percent	11.57%		4.54%		4.54%
C000132740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R4/JRLFX)
Account Value	$ 15,555.017582	15,555.017582	$ 15,555.017582	15,555.017582	$ 15,555.017582	13,905.285723	13,345.863045	14,924.61009		13,402.260338	12,418.263698	11,725.65339	11,278.198641	10,556.66238		9,754.2936	10,000
Average Annual Return, Percent	11.86%		4.61%		4.52%
C000132742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2010 Lifetime Blend Portfolio (Class R6/JRLHX)
Account Value	$ 1,584,978.955499	1,584,978.955499	$ 1,584,978.955499	1,584,978.955499	$ 1,584,978.955499	1,415,211.841274	1,354,738.340322	1,510,934.722644		1,354,222.266661	1,252,862.913212	1,180,810.294154	1,133,033.076576	1,059,079.582746		977,838.42	1,000,000
Average Annual Return, Percent	12.00%		4.82%		4.71%
C000132759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class 1/JRTBX)
Account Value	$ 18,222.000815	18,222.000815	$ 18,222.000815	18,222.000815	$ 18,222.000815	15,893.31126	15,072.485409	17,345.341813		14,599.242417	13,042.457633	12,664.178864	11,744.83924	10,533.575305		9,675.53919999999	10,000
Average Annual Return, Percent	14.65%		6.92%		6.18%
C000228333 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)
Account Value	$ 17,121.508843	17,121.508843	$ 17,121.508843	17,121.508843	$ 17,121.508843	14,985.828125	14,265.182489	16,465.476837		13,869.280295	12,390.334751	12,030.96992	11,157.597278	10,006.89654		9,191.76224	9,500
Average Annual Return, Percent	8.50%		5.59%		5.53%
C000228333 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge
Average Annual Return, Percent	14.25%		6.68%		6.07%
C000132764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R4/JRTDX)
Account Value	$ 17,945.134892	17,945.134892	$ 17,945.134892	17,945.134892	$ 17,945.134892	15,696.041562	14,903.580199	17,189.035968		14,505.32573	12,981.743175	12,611.283445	11,708.003918	10,500.538868		9,656.5161	10,000
Average Annual Return, Percent	14.33%		6.69%		6.02%
C000132766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2025 Lifetime Blend Portfolio (Class R6/JRTFX)
Account Value	$ 1,831,869.940027	1,831,869.940027	$ 1,831,869.940027	1,831,869.940027	$ 1,831,869.940027	1,597,370.113125	1,514,158.402497	1,741,608.421861		1,465,461.107355	1,308,636.456828	1,269,932.396983	1,176,264.186127	1,055,366.336612		968,968.36	1,000,000
Average Annual Return, Percent	14.68%		6.96%		6.24%
C000132783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class 1/JRTTX)
Account Value	$ 21,843.58945	21,843.58945	$ 21,843.58945	21,843.58945	$ 21,843.58945	18,271.462142	16,756.438015	19,764.719194		15,543.438286	13,518.465911	13,484.310288	12,113.219242	10,506.878396		9,602.4682	10,000
Average Annual Return, Percent	19.55%		10.07%		8.13%
C000228336 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)
Account Value	$ 20,526.840322	20,526.840322	$ 20,526.840322	20,526.840322	$ 20,526.840322	17,228.76881	15,846.826351	18,763.727544		14,766.266373	12,842.542616	12,810.094774	11,507.55828	9,981.534476		9,122.34479	9,500
Average Annual Return, Percent	13.17%		8.70%		7.46%
C000228336 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge
Average Annual Return, Percent	19.14%		9.83%		8.01%
C000132788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R4/JRTVX)
Account Value	$ 21,542.041716	21,542.041716	$ 21,542.041716	21,542.041716	$ 21,542.041716	18,053.972823	16,580.878498	19,600.255757		15,438.59808	13,453.893677	13,439.740958	12,086.501556	10,483.727127		9,593.023	10,000
Average Annual Return, Percent	19.32%		9.87%		7.98%
C000132790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2040 Lifetime Blend Portfolio (Class R6/JRTWX)
Account Value	$ 2,194,152.11035	2,194,152.11035	$ 2,194,152.11035	2,194,152.11035	$ 2,194,152.11035	1,834,892.352974	1,680,627.765653	1,981,610.596266		1,557,756.036338	1,353,980.401722	1,350,868.43313	1,212,007.062885	1,051,688.261671		960,756.73	1,000,000
Average Annual Return, Percent	19.58%		10.14%		8.17%
C000138480 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class 1/JLKZX)
Account Value	$ 22,635.280448	22,635.280448	$ 22,635.280448	22,635.280448	$ 22,635.280448	18,643.753346	16,841.038256	19,937.104746		15,499.902541	13,504.072471	13,503.838449	12,108.839476	10,503.514466		9,601.7147	10,000
Average Annual Return, Percent	21.41%		10.88%		8.51%
C000228341 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)
Account Value	$ 21,257.236727	21,257.236727	$ 21,257.236727	21,257.236727	$ 21,257.236727	17,580.14757	15,940.604148	18,927.672964		14,724.907413	12,828.868847	12,828.646527	11,503.397503	9,978.338743		9,121.628965	9,500
Average Annual Return, Percent	14.86%		9.51%		7.84%
C000228341 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge
Average Annual Return, Percent	20.92%		10.63%		8.39%
C000138485 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R4/JLKWX)
Account Value	$ 22,296.4087	22,296.4087	$ 22,296.4087	22,296.4087	$ 22,296.4087	18,407.378565	16,647.075515	19,755.370494		15,402.162565	13,431.656022	13,450.057718	12,071.441516	10,479.671436		9,591.0874	10,000
Average Annual Return, Percent	21.13%		10.67%		8.35%
C000138487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2055 Lifetime Blend Portfolio (Class R6/JLKYX)
Account Value	$ 2,274,434.715919	2,274,434.715919	$ 2,274,434.715919	2,274,434.715919	$ 2,274,434.715919	1,872,410.520365	1,690,318.981156	2,000,580.841473		1,555,650.646751	1,353,332.440668	1,352,543.785912	1,213,155.135967	1,051,747.177718		960,946.12	1,000,000
Average Annual Return, Percent	21.47%		10.94%		8.56%
C000132751 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class 1/JRLOX)
Account Value	$ 17,040.499679	17,040.499679	$ 17,040.499679	17,040.499679	$ 17,040.499679	14,996.302674	14,310.306369	16,253.868922		14,088.519297	12,816.33782	12,291.715716	11,565.175979	10,545.893346		9,708.7733	10,000
Average Annual Return, Percent	13.63%		5.86%		5.47%
C000228332 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)
Account Value	$ 16,012.217176	16,012.217176	$ 16,012.217176	16,012.217176	$ 16,012.217176	14,140.763114	13,529.878674	15,428.732953		13,384.093331	12,175.520928	11,677.129929	10,986.917179	10,018.598678		9,223.334635	9,500
Average Annual Return, Percent	7.62%		4.55%		4.82%
C000228332 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge
Average Annual Return, Percent	13.23%		5.63%		5.36%
C000132756 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R4/JRLPX)
Account Value	$ 16,753.8862829999	16,753.8862829999	$ 16,753.8862829999	16,753.8862829999	$ 16,753.8862829999	14,784.812828	14,124.121589	16,081.221526		13,973.437354	12,742.500584	12,237.925882	11,518.097539	10,512.137011		9,689.6263	10,000
Average Annual Return, Percent	13.32%		5.63%		5.30%
C000132758 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2020 Lifetime Blend Portfolio (Class R6/JRTAX)
Account Value	$ 1,712,576.612038	1,712,576.612038	$ 1,712,576.612038	1,712,576.612038	$ 1,712,576.612038	1,506,890.675989	1,436,016.156048	1,630,326.395561		1,412,688.606049	1,284,636.244997	1,231,457.761172	1,157,174.060126	1,055,614.844366		970,432.35	1,000,000
Average Annual Return, Percent	13.65%		5.92%		5.53%
C000132775 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class 1/JRTKX)
Account Value	$ 20,635.464569	20,635.464569	$ 20,635.464569	20,635.464569	$ 20,635.464569	17,483.52239	16,197.488906	19,048.380374		15,279.062415	13,356.304336	13,239.989965	11,986.178084	10,478.147302		9,591.434	10,000
Average Annual Return, Percent	18.03%		9.09%		7.51%
C000228335 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)
Account Value	$ 19,379.814096	19,379.814096	$ 19,379.814096	19,379.814096	$ 19,379.814096	16,474.000137	15,318.194422	18,083.28023		14,515.109294	12,688.489119	12,577.990467	11,386.86918	9,954.239937		9,111.8623	9,500
Average Annual Return, Percent	11.71%		7.73%		6.84%
C000228335 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge
Average Annual Return, Percent	17.64%		8.84%		7.39%
C000132780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R4/JRTMX)
Account Value	$ 20,342.728254	20,342.728254	$ 20,342.728254	20,342.728254	$ 20,342.728254	17,251.932569	16,032.379147	18,894.754366		15,179.992394	13,298.654718	13,203.160614	11,964.779277	10,459.40968		9,586.2466	10,000
Average Annual Return, Percent	17.92%		8.87%		7.36%
C000132782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2035 Lifetime Blend Portfolio (Class R6/JRTNX)
Account Value	$ 2,074,380.126268	2,074,380.126268	$ 2,074,380.126268	2,074,380.126268	$ 2,074,380.126268	1,755,327.885611	1,626,828.493426	1,912,367.756674		1,533,259.452249	1,339,699.553573	1,327,304.007451	1,201,056.622098	1,048,418.486039		960,086.54	1,000,000
Average Annual Return, Percent	18.18%		9.14%		7.57%
C000132799 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class 1/JRLWX)
Account Value	$ 22,634.903536	22,634.903536	$ 22,634.903536	22,634.903536	$ 22,634.903536	18,663.795458	16,841.289391	19,936.018084		15,503.804307	13,502.43939	13,496.01124	12,108.128512	10,502.305063		9,594.2683	10,000
Average Annual Return, Percent	21.28%		10.89%		8.51%
C000228338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)
Account Value	$ 21,269.709823	21,269.709823	$ 21,269.709823	21,269.709823	$ 21,269.709823	17,597.627208	15,939.35086	18,939.217181		14,728.614093	12,827.317421	12,821.210678	11,502.722086	9,977.18981		9,114.554885	9,500
Average Annual Return, Percent	14.80%		9.52%		7.84%
C000228338 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge
Average Annual Return, Percent	20.87%		10.64%		8.39%
C000132804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R4/JRTYX)
Account Value	$ 22,309.013378	22,309.013378	$ 22,309.013378	22,309.013378	$ 22,309.013378	18,413.192162	16,664.318285	19,755.49355		15,397.588939	13,434.542461	13,458.749233	12,077.546845	10,484.323924		9,589.2978	10,000
Average Annual Return, Percent	21.16%		10.68%		8.35%
C000132806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2050 Lifetime Blend Portfolio (Class R6/JRLZX)
Account Value	$ 2,274,632.421065	2,274,632.421065	$ 2,274,632.421065	2,274,632.421065	$ 2,274,632.421065	1,873,118.279207	1,691,921.184726	2,000,683.225803		1,556,289.056558	1,354,560.969375	1,353,037.976298	1,212,290.992114	1,051,810.463677		960,384.36	1,000,000
Average Annual Return, Percent	21.44%		10.92%		8.57%
C000132750 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class 1/JRLIX)
Account Value	$ 16,297.831588	16,297.831588	$ 16,297.831588	16,297.831588	$ 16,297.831588	14,437.835169	13,788.439385	15,527.950247		13,718.365703	12,613.213819	11,974.62571	11,390.919674	10,548.747935		9,725.318	10,000
Average Annual Return, Percent	12.88%		5.26%		5.01%
C000228331 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)
Account Value	$ 15,295.902821	15,295.902821	$ 15,295.902821	15,295.902821	$ 15,295.902821	13,596.699612	13,036.472961	14,739.019559		13,032.447417	11,982.553127	11,375.894424	10,821.37369	10,021.310538		9,239.0521	9,500
Average Annual Return, Percent	6.91%		3.93%		4.35%
C000228331 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge
Average Annual Return, Percent	12.50%		5.00%		4.88%
C000132747 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R4/JRLKX)
Account Value	$ 16,041.179664	16,041.179664	$ 16,041.179664	16,041.179664	$ 16,041.179664	14,235.839726	13,629.562442	15,385.346492		13,615.435703	12,554.232228	11,934.01196	11,365.023967	10,524.766791		9,706.0553	10,000
Average Annual Return, Percent	12.68%		5.02%		4.84%
C000132749 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2015 Lifetime Blend Portfolio (Class R6/JRLLX)
Account Value	$ 1,636,741.461738	1,636,741.461738	$ 1,636,741.461738	1,636,741.461738	$ 1,636,741.461738	1,449,406.587875	1,385,483.483432	1,558,082.117869		1,375,898.660734	1,264,466.965664	1,199,822.918461	1,140,795.55541	1,055,922.881684		973,966.44	1,000,000
Average Annual Return, Percent	12.92%		5.30%		5.05%
C000132767 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class 1/JRTGX)
Account Value	$ 19,468.697248	19,468.697248	$ 19,468.697248	19,468.697248	$ 19,468.697248	16,721.844643	15,683.963238	18,291.270645		15,013.415262	13,236.402075	12,983.877091	11,894.318612	10,511.21026		9,638.9261	10,000
Average Annual Return, Percent	16.43%		8.02%		6.89%
C000228334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)
Account Value	$ 18,279.942015	18,279.942015	$ 18,279.942015	18,279.942015	$ 18,279.942015	15,767.950866	14,831.237074	17,364.133504		14,262.744498	12,574.581971	12,334.683237	11,299.602682	9,985.649747		9,156.979795	9,500
Average Annual Return, Percent	10.14%		6.66%		6.21%
C000228334 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge
Average Annual Return, Percent	15.93%		7.77%		6.76%
C000132772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R4/JRTIX)
Account Value	$ 19,174.718477	19,174.718477	$ 19,174.718477	19,174.718477	$ 19,174.718477	16,499.787313	15,511.277924	18,129.666418		14,904.467281	13,166.667676	12,934.240919	11,863.067929	10,483.593503		9,624.7486	10,000
Average Annual Return, Percent	16.21%		7.81%		6.73%
C000132774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2030 Lifetime Blend Portfolio (Class R6/JRTJX)
Account Value	$ 1,956,393.017609	1,956,393.017609	$ 1,956,393.017609	1,956,393.017609	$ 1,956,393.017609	1,679,964.89133	1,573,603.282997	1,834,587.927237		1,505,196.232522	1,327,604.936418	1,301,486.803367	1,190,742.314517	1,051,698.274272		963,934.09	1,000,000
Average Annual Return, Percent	16.45%		8.06%		6.94%
C000132791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class 1/JRLQX)
Account Value	$ 22,432.022166	22,432.022166	$ 22,432.022166	22,432.022166	$ 22,432.022166	18,580.929748	16,840.987008	19,913.925574		15,490.014103	13,482.883915	13,479.017863	12,091.773111	10,492.982453		9,590.8687	10,000
Average Annual Return, Percent	20.73%		10.72%		8.41%
C000228337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)
Account Value	$ 21,067.338361	21,067.338361	$ 21,067.338361	21,067.338361	$ 21,067.338361	17,521.803667	15,940.438521	18,918.229296		14,715.513398	12,808.739719	12,805.06697	11,487.184455	9,968.33333		9,111.325265	9,500
Average Annual Return, Percent	14.24%		9.33%		7.74%
C000228337 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge
Average Annual Return, Percent	20.23%		10.46%		8.29%
C000132796 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R4/JRLUX)
Account Value	$ 22,064.876681	22,064.876681	$ 22,064.876681	22,064.876681	$ 22,064.876681	18,329.605668	16,647.081934	19,731.851929		15,378.853582	13,411.153924	13,425.918944	12,055.686928	10,470.235769		9,581.4153	10,000
Average Annual Return, Percent	20.38%		10.47%		8.24%
C000132798 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2045 Lifetime Blend Portfolio (Class R6/JRLVX)
Account Value	$ 2,252,765.38644	2,252,765.38644	$ 2,252,765.38644	2,252,765.38644	$ 2,252,765.38644	1,865,573.5755	1,690,194.299357	1,997,516.272842		1,553,383.466248	1,351,524.26244	1,350,273.166837	1,209,801.472531	1,049,343.949219		959,582.72	1,000,000
Average Annual Return, Percent	20.75%		10.76%		8.46%
C000167628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class 1/JRODX)
Account Value	$ 22,860.591742	22,860.591742	$ 22,860.591742	$ 22,860.591742	$ 22,860.591742	18,837.928601	17,005.459868	20,130.15086		15,660.252017	13,644.759249	13,641.105888	12,228.05135	10,600	$ 10,000
Average Annual Return, Percent	21.35%		10.87%	10.31%
C000228344 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)
Account Value	$ 21,473.485435	21,473.485435	$ 21,473.485435	$ 21,473.485435	21,473.485435	17,752.64193	16,084.490908	19,111.802077		14,877.239417	12,962.521287	12,959.050594	11,616.648783	10,070	9,500
Average Annual Return, Percent	14.91%		9.50%	9.49%
C000228344 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge
Average Annual Return, Percent	20.96%		10.62%	10.17%
C000167633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R4/JHIKX)
Account Value	$ 22,594.651036	22,594.651036	$ 22,594.651036	$ 22,594.651036	22,594.651036	18,652.314146	16,872.974609	20,016.240083		15,593.095089	13,611.036729	13,616.480462	12,228.013826	10,600	10,000
Average Annual Return, Percent	21.14%		10.67%	10.16%
C000167635 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	2060 Lifetime Blend Portfolio (Class R6/JIEHX)
Account Value	$ 2,294,674.723679	2,294,674.723679	$ 2,294,674.723679	$ 2,294,674.723679	2,294,674.723679	1,890,209.632364	1,705,350.122478	2,019,135.344915		1,569,150.325696	1,366,383.651223	1,365,263.35707	1,223,272.4042	1,060,000	1,000,000
Average Annual Return, Percent	21.40%		10.93%	10.36%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	$ 18,102.778593	14,238.979302	12,280.856323	13,834.0945	10,000	18,614.067583	15,265.349906	14,832.022577	12,394.976573	10,663.807	10,000	10,047.7913	10,000
Average Annual Return, Percent	27.14%	16.26%	15.92%	14.79%	12.98%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701		12,552.641963	11,789.468742	10,700.908741	10,814.374128	10,761.416551		10,155.4935	10,000
Average Annual Return, Percent	7.30%		(0.04%)		1.64%
S And P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060+ Index
Account Value	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	$ 15,640.196519	12,916.48718	11,435.406291	13,322.5848	10,000	15,478.797137	13,731.595637	13,801.097412	12,202.622881	10,607.1808	10,000
Average Annual Return, Percent	21.09%	12.02%	11.18%	10.58%
John Hancock 2065 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2065 Lifetime Index
Account Value	$ 15,473.336097	$ 15,473.336097	$ 15,473.336097	$ 15,473.336097	15,473.336097	12,715.392302	11,435.081575	13,474.154	$ 10,000
Average Annual Return, Percent	21.69%	11.72%
S And P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 15,868.958858	$ 15,868.958858	$ 15,868.958858	15,868.958858	$ 15,868.958858	14,138.843948	13,429.880809	14,966.85632		13,499.603942	12,367.327722	11,843.566484	11,239.320176	10,567.919137		9,927.3656	10,000
Average Annual Return, Percent	12.24%		5.11%		4.73%
John Hancock 2010 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2010 Lifetime Index
Account Value	$ 16,203.630427	16,203.630427	$ 16,203.630427	16,203.630427	$ 16,203.630427	14,449.914656	13,826.555332	15,341.357607		13,684.455259	12,656.152605	11,911.464183	11,347.317432	10,618.217029		9,735.1487	10,000
Average Annual Return, Percent	12.14%		5.06%		4.94%
S And P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,138.828096	18,138.828096	$ 18,138.828096	18,138.828096	$ 18,138.828096	15,869.10493	14,809.212688	16,752.593815		14,323.608711	12,988.431584	12,654.267803	11,661.215914	10,587.436515		9,827.4555	10,000
Average Annual Return, Percent	14.30%		6.91%		6.14%
John Hancock 2025 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2025 Lifetime Index
Account Value	$ 19,422.919578	19,422.919578	$ 19,422.919578	19,422.919578	$ 19,422.919578	16,908.465849	15,966.699912	18,301.587743		15,394.501994	13,721.805407	13,070.434799	11,943.006505	10,757.322674		9,678.1009	10,000
Average Annual Return, Percent	14.87%		7.19%		6.86%
S And P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,793.236848	21,793.236848	$ 21,793.236848	21,793.236848	$ 21,793.236848	18,246.676959	16,375.070582	18,961.17083		15,059.555618	13,429.82009	13,405.858726	11,971.422527	10,579.07708		9,756.891	10,000
Average Annual Return, Percent	19.44%		10.17%		8.10%
John Hancock 2040 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2040 Lifetime Index
Account Value	$ 23,419.741388	23,419.741388	$ 23,419.741388	23,419.741388	$ 23,419.741388	19,552.957343	17,834.417207	20,933.531263		16,383.156038	14,177.430298	14,003.678675	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	19.78%		10.55%		8.88%
S And P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 23,051.132044	23,051.132044	$ 23,051.132044	23,051.132044	$ 23,051.132044	19,042.63917	16,873.575765	19,647.639321		15,295.633338	13,593.370608	13,662.497654	12,110.036937	10,552.350826		9,708.5924	10,000
Average Annual Return, Percent	21.05%		11.14%		8.71%
John Hancock 2055 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2055 Lifetime Index
Account Value	$ 24,371.318858	24,371.318858	$ 24,371.318858	24,371.318858	$ 24,371.318858	20,027.412204	18,010.855415	21,222.501819		16,383.628955	14,133.960156	14,017.923152	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	21.69%		11.51%		9.32%
S And P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,142.948178	17,142.948178	$ 17,142.948178	17,142.948178	$ 17,142.948178	15,072.042725	14,177.613524	15,956.327411		14,022.439372	12,805.627633	12,376.210983	11,547.612617	10,604.654579		9,873.6684	10,000
Average Annual Return, Percent	13.74%		6.01%		5.54%
John Hancock 2020 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2020 Lifetime Index
Account Value	$ 17,998.423825	17,998.423825	$ 17,998.423825	17,998.423825	$ 17,998.423825	15,816.563664	15,034.051506	17,014.693526		14,725.868435	13,353.351904	12,629.60315	11,736.013789	10,737.498381		9,703.4054	10,000
Average Annual Return, Percent	13.79%		6.15%		6.05%
S And P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 20,700.978636	20,700.978636	$ 20,700.978636	20,700.978636	$ 20,700.978636	17,565.182827	15,955.063114	18,367.196124		14,877.716411	13,320.097509	13,220.391432	11,896.978128	10,585.587962		9,777.8793	10,000
Average Annual Return, Percent	17.85%		9.22%		7.55%
John Hancock 2035 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2035 Lifetime Index
Account Value	$ 22,120.208249	22,120.208249	$ 22,120.208249	22,120.208249	$ 22,120.208249	18,696.084184	17,262.006406	20,198.543117		16,152.862716	14,082.617653	13,732.001748	12,198.261618	10,654.367112		9,614.8317	10,000
Average Annual Return, Percent	18.31%		9.44%		8.26%
S And P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 16,531.875992	16,531.875992	$ 16,531.875992	16,531.875992	$ 16,531.875992	14,659.037897	13,893.3809	15,530.438697		13,780.501828	12,599.303055	12,127.524874	11,406.575358	10,595.973627		9,900.8611	10,000
Average Annual Return, Percent	12.78%		5.58%		5.16%
John Hancock 2015 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2015 Lifetime Index
Account Value	$ 16,941.832458	16,941.832458	$ 16,941.832458	16,941.832458	$ 16,941.832458	14,996.859726	14,302.169596	16,025.678965		14,084.845806	12,919.141702	12,170.589704	11,492.909166	10,678.162783		9,720.6199	10,000
Average Annual Return, Percent	12.97%		5.57%		5.41%
S And P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 19,366.123124	19,366.123124	$ 19,366.123124	19,366.123124	$ 19,366.123124	16,686.964551	15,364.17344	17,523.135536		14,605.624748	13,160.994025	12,943.267301	11,778.484275	10,586.506905		9,801.2624	10,000
Average Annual Return, Percent	16.06%		8.03%		6.83%
John Hancock 2030 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2030 Lifetime Index
Account Value	$ 20,825.759206	20,825.759206	$ 20,825.759206	20,825.759206	$ 20,825.759206	17,846.439447	16,665.427122	19,350.187008		15,865.987057	13,954.410831	13,423.110687	12,084.90885	10,705.510369		9,645.0092	10,000
Average Annual Return, Percent	16.69%		8.33%		7.61%
S And P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 22,909.976779	22,909.976779	$ 22,909.976779	22,909.976779	$ 22,909.976779	18,939.234145	16,794.66553	19,547.387244		15,256.225875	13,558.871315	13,620.74149	12,083.346824	10,564.485928		9,723.0055	10,000
Average Annual Return, Percent	20.97%		11.06%		8.64%
John Hancock 2050 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2050 Lifetime Index
Account Value	$ 24,371.318858	24,371.318858	$ 24,371.318858	24,371.318858	$ 24,371.318858	20,027.412204	18,010.855415	21,222.501819		16,383.628955	14,133.960156	14,017.923152	12,294.772004	10,619.050569		9,603.0176	10,000
Average Annual Return, Percent	21.69%		11.51%		9.32%
S And P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 22,481.890242	22,481.890242	$ 22,481.890242	22,481.890242	$ 22,481.890242	18,674.086103	16,619.287235	19,311.117603		15,165.243728	13,493.888055	13,517.346193	12,029.50844	10,570.971371		9,738.3809	10,000
Average Annual Return, Percent	20.39%		10.75%		8.44%
John Hancock 2045 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2045 Lifetime Index
Account Value	$ 24,174.67952	24,174.67952	$ 24,174.67952	24,174.67952	$ 24,174.67952	19,970.541281	18,025.167507	21,222.27851		16,383.628955	14,133.960156	14,017.923152	12,294.772004	10,619.050569		$ 9,603.0176	$ 10,000
Average Annual Return, Percent	21.05%		11.32%		9.22%
John Hancock 2060 Lifetime Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	John Hancock 2060 Lifetime Index
Account Value	$ 24,788.605603	$ 24,788.605603	$ 24,788.605603	$ 24,788.605603	$ 24,788.605603	$ 20,370.322397	$ 18,319.238038	$ 21,585.874387		$ 16,664.150139	$ 14,375.962416	$ 14,257.938622	$ 12,505.283608	$ 10,800.8704	$ 10,000
Average Annual Return, Percent	21.69%		11.51%	11.38%